Net interest income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated and separate financial statements [line items]
Cash and balances with central banks	£ 583	£ 186	£ 157
Other	225	57	99
Interest income	13,631	14,541	13,953
Deposits from banks	(370)	(265)	(128)
Other	(155)	(131)	(243)
Interest expense	(3,786)	(4,004)	(3,345)
Net interest income	9,845	10,537	10,608
Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Cash and balances with central banks	583	186	157
Financial investments	754	740	698
Loans and advances to banks	286	483	481
Loans and advances to customers	11,783	12,957	12,512
Other	225	57	99
Interest income	13,631	14,423	13,947
Deposits from banks	(370)	(204)	(123)
Customer accounts	(1,123)	(1,808)	(1,510)
Debt securities in issue	(898)	(690)	(422)
Subordinated liabilities	(1,225)	(988)	(978)
Other	(267)	724	449
Interest expense	(3,883)	(2,966)	(2,584)
Net interest income	£ 9,748	£ 11,457	£ 11,363